Taxation - Schedule of Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
EIT statutory rate	25.00%	25.00%	25.00%
Difference in EIT rates of certain subsidiaries	(10.00%)	(10.00%)	(8.00%)
Non-deductibility of expenses incurred outside the PRC	2.00%	3.00%	3.00%
Other permanent differences	(1.00%)		1.00%
Change in valuation allowance	1.00%	(1.00%)	(1.00%)
Effective EIT rate of the Group	17.00%	17.00%	20.00%